Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Corporate cash and cash equivalents	$ 424,498	$ 189,029
Merchant Clients Funds	295,399	236,143
Cash and cash equivalents	$ 719,897	$ 425,172	$ 536,160	$ 468,092